Other assets - Deferred financing costs (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred financing costs [Abstract]
Net Book Value	CAD 320	CAD 413
Amortization of deferred financing costs	572	1,961
Term Loan
Deferred financing costs [Abstract]
Net Book Value	30	206
Financing fees incurred in connection with debt modification	69	480
Term Loan | Interest expense
Deferred financing costs [Abstract]
Amortization of deferred financing costs	162	67
Revolving Facilities | Credit facilities
Deferred financing costs [Abstract]
Cost	550	480
Accumulated Amortization	230	67
Net Book Value	CAD 320	CAD 413